Taxation (Details) $ / shares in Units, ¥ in Millions, $ in Millions			6 Months Ended
		Apr. 01, 2019 HKD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Rate of withholding tax			5.00%	5.00%
Percentage of statutory income tax rate			25.00%	25.00%
Rate of preferential tax			15.00%	15.00%
Tax saving amount			$ 23,299		$ 18,995
Tax saving on net income per share | $ / shares			$ 0.01		$ 0.01
Foreign investor owns shares of FIE			25.00%	25.00%
Tax loss carryforwards			$ 536,162					$ 341,335
Valuation allowance of deferred tax assets			114,764					121,016	$ 90,991
Operating loss carryforwards			1,413,123					1,162,802
Income taxes payable			12,050					11,668
IncomeTaxReceivable	[1]		$ 704,650					696,531
Tax liability | ¥							¥ 0.1
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Rate of preferential tax			15.00%	15.00%
Tax saving amount			$ 83,039		$ 50,706
CCSC Technology Group [Member]
Income Taxes [Line Items]
Tax loss carryforwards			$ 695,539					733,431
Foreign Investment Enterprise [Member]
Income Taxes [Line Items]
Percentage of dividends distributed			10.00%	10.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate		$ 2
Profits tax reduced percentage		8.25%
Rate of withholding tax			16.50%	16.50%
Operating loss carryforwards			$ 1,922,209					$ 1,011,604
Serbia [Member]
Income Taxes [Line Items]
Rate of withholding tax			15.00%	15.00%
NETHERLANDS
Income Taxes [Line Items]
Rate of withholding tax			19.00%	19.00%		15.00%
Remaining profits taxed			25.80%	25.80%	25.80%	25.80%
NETHERLANDS | CCSC Interconnect NL [Member]
Income Taxes [Line Items]
Profits tax rate | €				€ 200,000		€ 395,000

[1]	The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year.